File No. 033-54199

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

FIRST INVESTORS SPECIAL SITUATIONS GROWTH AND TREASURY SECURITIES
                         TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
: X  :  June 30, 1997
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
July 14, 1996.

                     FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1
                               1,135,000 UNITS

PROSPECTUS
Part One
Dated September 24, 1996

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

First Investors Special Situations Growth & Treasury Securities Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds and shares of "First Investors Special Situations Series ("Special Situations" or "Series"), a separate designated series of First Investors Series Fund (the "Fund"). The fund is an open-end diversified management investment company, commonly known as a mutual fund. At August 16, 1996, each Unit represented a 1/1,135,000 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 6.0% of the Public Offering Price (6.383% of the net amount invested) excluding income and principal cash. At August 16, 1996, the Public Offering Price per Unit was $11.8978 (see "Public Offering" in Part Two). The minimum purchase is 200 Units.

      Please retain both parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                     FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 16, 1996
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                        Trustee:  The Bank of New York


GENERAL INFORMATION

Aggregate Maturity Value of Treasury Obligations
  in the Trust                                                     $11,350,000
Aggregate Number of Shares of Special Situations in
  the Trust                                                            322,340
Number of Units                                                      1,135,000
Fractional Undivided Interest in the Trust per Unit                1/1,135,000
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $12,704,631
  Aggregate Value of Securities per Unit                              $11.1935
  Income and Principal cash (overdraft) in the Portfolio              $(11,531)
  Income and Principal cash (overdraft) per Unit                       $(.0102)
  Sales Charge 6.383% (6.0% of Public Offering Price,
    excluding income and principal cash)                                $.7145
  Public Offering Price per Unit                                      $11.8978
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.7145 less than the Public Offering Price per
  Unit)                                                               $11.1833

Date Trust Established                                           June 27, 1994
Mandatory Termination Date                                     August 15, 2005
Evaluator's Annual Fee:  $.0020 per $10.00 principal amount of Treasury
  Obligations outstanding. Evaluations for purposes of sale, purchase or rede mption of Units are made as of the close of trading (4:00 p.m. Eastern time) o n the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                 Maximum of $.0015 per
  of the Sponsor                                     Unit outstanding annually

Trustee's Annual Fee:  $.0085 per Unit outstanding.
Record Date:  As soon as practicable after Special Situations'
  ex-dividend date.
Distribution Date: As soon as practicable after Special Situations' distribution date.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of First Investors
Special Situations Growth & Treasury
Securities Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of First Investors Special Situations Growth & Treasury Securities Trust, Series 1 as of May 31, 1996, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, June 27, 1994, to May 31, 1995. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Special Situations Growth & Treasury Securities Trust, Series 1 at May 31, 1996, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, June 27, 1994, to May 31, 1995, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
August 30, 1996

                      FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                                 May 31, 1996


                                    ASSETS

Securities, at market value (cost, including accretion
  on the treasury obligations, $11,313,358) (Note 1)             $13,213,759
Cash                                                                   1,424
                                                                 ___________
                                                                  13,215,183


                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    5,675
                                                                  __________


Net assets, applicable to 1,135,000 outstanding
    units of fractional undivided interest:
  Cost of Trust assets, including accretion on
    the treasury obligations (Note 1)               $11,313,358
  Net unrealized appreciation (Note 2)                1,900,401
  Distributable funds (deficit)                         (4,251)
                                                     __________

                                                                 $13,209,508
                                                                 ===========

Net asset value per unit                                            $11.6383
                                                                 ===========

[FN]

               See accompanying notes to financial statements.

                     FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1

         PORTFOLIO - See accompanying notes to financial statements.

                                 May 31, 1996


    Maturity                                                         Market
     value          Name of Issuer and Title of Security             value

                    "Zero Coupon" U.S. Treasury Bonds
 $11,350,000(1)       maturing on August 15, 2005                   $6,032,024
 ===========


     Number
       of
     Shares

    322,340         First Investors Series Fund, Special
                      Situations Series                              7,181,735
                                                                   ___________
                    Total investments                              $13,213,759
                                                                   ===========

(1) The treasury obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.

                      FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                                Period from the
                                                                  Initial Date
                                                                  of Deposit,
                                                    Year ended   June 27, 1994,
                                                   May 31, 1996 to May 31, 1995

Interest income                                      $514,115        $361,318
Dividends:
  Capital gain                                        260,065         293,651
  Ordinary income                                           -               -
                                                   __________________________
Total investment income                               774,180         654,969

Expenses:
  Trustee's fees and related expenses                (15,895)        (10,208)
  Evaluator's fees                                    (2,270)         (1,880)
  Supervisory fees                                    (1,702)         (1,404)
                                                   __________________________
Total expenses                                       (19,867)        (13,492)
                                                   __________________________
    Investment income - net                           754,313         641,477

Net gain (loss) on investments:
  Net realized gain (loss)                                  -               -
  Change in net unrealized appreciation
    or depreciation                                 1,083,625         816,776
                                                   __________________________
                                                    1,083,625         816,776
                                                   __________________________
Net increase in net assets
  resulting from operations                        $1,837,938       1,458,253
                                                   ==========================

[FN]

               See accompanying notes to financial statements.

                      FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Period from the
                                                                  Initial Date
                                                                  of Deposit,
                                                    Year ended   June 27, 1994,
                                                   May 31, 1996 to May 31, 1995

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                              $754,313      641,477
  Net realized gain (loss) on investments                     -            -
  Change in net unrealized appreciation or
    (depreciation) on investments                     1,083,625      816,776
                                                   _________________________
                                                      1,837,938    1,458,253

Units issued (1,125,000 in 1995)                              -   10,348,058

Distributions to unit holders:
  Investment income - net                             (237,930)    (286,678)
  Principal from investment transactions                      -            -
                                                   _________________________
                                                      (237,930)    (286,678)
                                                   _________________________
Total increase (decrease) in net assets               1,600,008   11,519,633

Net assets:
  At the beginning of the period (representing
    1,135,000 units and 10,000 units outstanding
    at May 31, 1995 and June 27, 1994,
    respectively)                                    11,609,500       89,867
                                                   _________________________
  At the end of the period (including
    distributable funds (deficit) applicable
    to Trust units of $(4,251) and $(6,519) at
    May 31, 1996 and 1995, respectively             $13,209,508   11,609,500
                                                   =========================

Trust units outstanding at the end of
  the period                                          1,135,000    1,135,000

[FN]

               See accompanying notes to financial statements.

                      FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The treasury obligations are stated at values as determined by First Trust Advisors L.P., an affiliate of the Sponsor. The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Shares of First Investors Special Situations Series Fund (Special Situations) are stated at Special Situations' published net asset value as reported by the Evaluator. Net asset value is determined by dividing the value of Special Situations' securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent.

Investment income -

Dividends from the Special Situations shares are recorded on Special Situations' ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of treasury obligations rather than in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the Special Situations shares is based on the net asset value of such securities on the dates the securities were
deposited in the Trust.   The cost of securities sold is determined using the
average cost method.  Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Bank of New York, which is based on $.0085 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. The Evaluator will receive an annual fee based on $.002 per $10 principal amount of treasury obligations outstanding. Additionally, the Trust pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at May 31, 1996 follows:

                                                      Special
                                         Treasury    Situation
                                       obligations     shares        Total


          Unrealized appreciation       $182,911     1,717,490    1,900,401
          Unrealized depreciation              -             -            -
                                       ____________________________________

                                        $182,911     1,717,490    1,900,401
                                       ====================================

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 6.0% of the public offering price which is equivalent to approximately 6.383% of the net amount invested.

Distributions to unit holders -

Distributions to unit holders are made as soon as practicable after Special Situations' distribution date. During the year ended May 31, 1996 and period from the Initial Date of Deposit, June 27, 1994 to May 31, 1995, the Trust made distributions totaling $.2096 per unit and $.2526 per unit, respectively, as described below.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from the
                                                                    Initial Date
                                                                    of Deposit,
                                                    Year ended     June 27, 1994,
                                                   May 31, 1996   to May 31, 1995

Investment income - interest and dividends            $.6821            .6476
Expenses                                              (.0175)          (.0133)
                                                    _________________________
    Investment income - net                            .6646            .6343

Distributions to unit holders:
  Investment income - net                             (.2096)          (.2526)
  Principal from investment transactions                   -                -

Net gain (loss) on investments                         .9547            .8602
                                                    _________________________
    Total increase (decrease) in net assets           1.4097           1.2419

Net assets:
  Beginning of the period                            10.2286           8.9867
                                                    _________________________

  End of the period                                 $11.6383          10.2286
                                                    =========================

Investment income - interest and dividends, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period (1,135,000 units and 1,011,331 units in 1996 and 1995, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.2096 per unit to 1,135,000 units on January 15, 1996 and approximately $.2526 per unit to 1,135,000 units on February 1, 1995. The Net gain (loss) on investments per unit during the period ended May 31, 1995 includes the effects of changes arising from issuance of 1,125,000 additional units during the period at net asset values which differed from the net asset value per unit of the original 10,000 units ($8.9867 per unit) on June 27, 1994.

                      FIRST INVESTORS SPECIAL SITUATIONS
                 GROWTH & TREASURY SECURITIES TRUST, SERIES 1

                                   PART ONE
                       Must be Accompanied by Part Two

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Bank of New York
                                    101 Barclay Street
                                    New York, New York  10005

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Tanner Propp & Farber
                  TO TRUSTEE:       99 Park Avenue
                                    New York, New York  10016

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                   FIRST INVESTORS SPECIAL SITUATIONS
                   GROWTH & TREASURY SECURITIES TRUST

PROSPECTUS
Part Two                       NOTE: THIS PART TWO PROSPECTUS MAY
Dated June 30, 1997                     ONLY BE USED WITH PART ONE

The Trust. First Investors Special Situations Growth & Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds and shares of First Investors Special Situations Series ("Special Situations" or "Series"), a separate designated series of First Investors Series Fund (the "Fund"). The Fund is an open-end diversified management investment company, commonly known as a mutual fund.

The objective of the Trust is to protect Unit holders' capital by investing a portion of the Trust's portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations") and to provide for potential capital appreciation by investing a portion of the Trust's portfolio in shares of Special Situations. Collectively the Treasury Obligations and the Special Situations shares are referred to herein as the "Securities." Special Situations' investment objective is to seek long-term growth of capital. Special Situations invests principally in common stocks of companies with small to medium market capitalization which the Series' investment adviser, First Investors Management Company, Inc. ("FIMCO" or "Adviser"), considers to be undervalued or less well known in the current marketplace and to have potential for capital growth. The majority of such common stocks are listed on the domestic securities exchanges or are traded in the over-the-counter market. Special Situations may also invest in other common stocks, preferred stocks, convertible securities issued by such companies and common stock of companies located outside the United States. See "What is Special Situations' Investment Objectives and Policies?" and "Description of Certain Securities, Other Investment Policies and Risk Factors." The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. This Trust is intended to achieve its objective over the life of the Trust and as such is best suited for those investors capable of holding Units to maturity. There is, of course, no guarantee that the objective of the Trust will be achieved. See "Portfolio" in Part One.

The Trust has a mandatory termination date ("Mandatory Termination Date" or "Trust Ending Date") as set forth under "Summary of Essential
Information" in Part One.

Each Unit of the Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $10.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a dividend and the value of the Special Situations shares were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Trust provides Unit holders who purchase Units at a price of $10.00 or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $10.00 per Unit, this feature may also provide a potential for capital appreciation. As a result of the volatile nature of the market for zero coupon U.S. Treasury bonds, Units sold or redeemed prior to maturity will fluctuate in price and the underlying Treasury Obligations may be valued at a price greater or less than their value as of the Initial Date of Deposit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF THE TRUST MAY RECEIVE MORE OR LESS THAN $10.00 PER UNIT, DEPENDING ON MARKET CONDITIONS ON THE DATE UNITS ARE SOLD OR REDEEMED.

  BOTH PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Treasury Obligations deposited in the Trust will mature on August 15, 2005 (the "Treasury Obligations Maturity Date"). The Treasury Obligations in the Trust have a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Trust on the Initial Date of Deposit. The Special Situations shares deposited in the Trust's portfolio have no fixed maturity date and the net asset value of the shares will fluctuate. See "Portfolio" in Part One. The Trust will automatically terminate shortly after the maturity of the Treasury Obligations deposited therein.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations and the net asset value of the Special Situations shares in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a maximum sales charge as set forth in "Summary of Essential Information" in Part One. The minimum purchase is that amount set forth in Part One. The sales charge is reduced on a graduated scale for sales involving at least 2,500 Units. See "How is the Public Offering Price Determined?"

Income and Capital Gains Distributions. Distributions, if any, of net income, other than amortized discount, will be made at least annually. Distributions of realized capital gains, if any, received by the Trust, will be made whenever Special Situations makes such a distribution. Any distribution of income and/or capital gains will be net of the expenses of the Trust. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS WILL BE SUBJECT TO FEDERAL INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his or her pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Reinvestment. Each Unit holder will, unless he or she elects to receive cash payments, have distributions of principal (including, if elected by Unit holders, the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination), capital gains, if any, and income earned by the Trust, automatically invested in shares of Special Situations (if Units are registered in the Unit holder's state of residence) in the name of the Unit holder. Such distributions (including, if elected by Unit holders, the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination) will be reinvested without a sales charge to the Unit Holder on each applicable distribution date. See "Rights of Unit Holders-How Can Distributions to Unit Holders be Reinvested?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trust and offer to resell such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations and the aggregate net asset value of Special Situations shares in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a maximum sales charge as set forth in "Summary of Essential Information" in Part One. As of the date of this Prospectus, the Sponsor is maintaining a secondary market. If a secondary market is not maintained in the future, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations plus the aggregate net asset value of the Special Situations shares in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. All expenses incurred in maintaining a secondary market, other than the fees of the Evaluator, the supervisory and audit expenses and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS OR HER UNITS, HE OR SHE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. See "Rights of Unit Holders-How May Units be Redeemed?"

                   FIRST INVESTORS SPECIAL SITUATIONS
                   GROWTH & TREASURY SECURITIES TRUST

What is First Investors Special Situations Growth & Treasury Securities
Trust?

The First Investors Special Situations Growth & Treasury Securities Trust is a series of investment companies created by the Sponsor under the name of First Investors Special Situations Growth & Treasury Securities Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). This series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Bank of New York, as Trustee, and First Trust Advisors L.P., as Portfolio Supervisor and Evaluator.

The objective of the Trust is to protect Unit holders' capital by investing a portion of the Trust's portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations") and to provide for potential capital appreciation by investing a portion of the Trust's portfolio in shares of First Investors Special Situations Series ("Special Situations" or "Series"), a separate designated series of First Investors Series Fund (the "Fund"). The Fund is an open-end diversified management company. Special Situations' investment objective is to seek long-term growth of capital. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a Unit holder's acquisition cost. Collectively, the Treasury Obligations and Special Situations shares in the Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objective of the Trust will be achieved.

The Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $10.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Special Situations shares never paid a dividend and the value of Special Situations shares in the Trust were to decrease to zero, which the Sponsor considers highly unlikely. Furthermore, the Sponsor will take such steps in connection with the deposit of additional Securities in the Trust as are necessary to maintain a maturity value of the Units of the Trust at least equal to $10.00 per Unit. The receipt of only $10.00 per Unit upon the termination of the Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $10.00 per Unit in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of the Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trust will increase. See "How May Units be Redeemed?" The Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information" in Part One.

What are the Expenses and Charges?

At no cost to the Trust, the Sponsor has borne all the expenses of creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Indenture for the Units, legal and accounting expenses, expenses of the Trustee and other out-of-pocket expenses. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Information" appearing in Part One, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in the Trust on January 1 of each year except during the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. The fee may exceed the actual costs of providing such supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost of First Trust Advisors L.P. of supplying such services in such year.

The Evaluator will receive a fee as indicated in the "Summary of Essential Information" appearing in Part One. No fee is paid to the Evaluator with respect to the Special Situations shares in the Trust. The Trustee pays certain expenses of the Trust for which it is reimbursed by the Trust. The Trustee will receive for its ordinary recurring services to the Trust and for all normal expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture, an annual fee computed at $0.0085 per annum per Unit in the Trust outstanding based upon the largest aggregate number of Units of the Trust outstanding at any time during the year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders." Rule 12b-1 fees imposed on shares of Special Situations held in the Trust, are rebated to the Trust, deposited in the Income Account and are used to pay expenses of the Trust.

The Trustee's and Evaluator's fees are payable from the Income Account of the Trust to the extent funds are available and then from the Capital Account of the Trust. Since the Trustee has the use of the funds being held in the Capital and Income Accounts for payment of expenses *and redemptions and since such Accounts are non-interest bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The following additional charges are or may be incurred by the Trust: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as depositor of the Trust; all taxes and other government charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Securities in the Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations to pay Trust expenses. Since the Special Situations shares consist primarily of common stock and the income stream produced by dividends is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. As discussed above, if dividends are insufficient to cover expenses, it is likely that Special Situations shares will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"

The Indenture requires the Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $0.005 per Unit. Unit holders of the Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unit holders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust.

In the opinion of Chapman and Cutler, counsel for the Sponsor, under existing law:

1. The Trust is not an association taxable as a corporation for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; the income of the Trust will be treated as income of the Unit holders thereof under the Code; and each Unit holder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unit holder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, payment at maturity or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his or her Units is allocated among his or her pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the date the Unit holder purchases his or her Units) in order to determine his or her initial basis (before adjustment for accrual of original issue discount) for his or her pro rata portion of each Security held by the Trust. The Treasury Obligations are treated as stripped bonds and are treated as bonds issued at an original issue discount as of the date a Unit holder purchases his or her Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his or her pro rata portion of each Treasury Obligation held by the Trust (determined at the time he or she acquires his or her Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his or her daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under a Treasury Regulation relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unit holders each year. Unit holders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends (other than designated capital gain dividends as discussed below) as defined by Section 316 of the Code, paid with respect to a Special Situation shares held by the Trust is taxable as ordinary income to the extent of such Special Situation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Special Situation share which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Special Situation share, and to the extent that such dividends exceed a Unit holder's tax basis in such Special Situation shall generally be treated as capital gain. In general, any such capital gain will be short-term unless a Unit holder has held his or her Units for more than one year.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain except in the case of a dealer and, in general, will be long-term if the Unit holder has held his or her Units for more than one year (the date on which the Units are acquired (i.e., the "trade date") is excluded for purposes of determining whether Units have been held for more than one year). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer) and, in general, will be long-term if the Unit holder has held his or her Units for more than one year. Unit holders should consult their tax advisers regarding the recognition of such capital gains and losses for Federal income tax purposes.

Because Unit holders are deemed to directly own a pro rata portion of the Special Situations shares as discussed above, Unit holders are advised to read the discussion of tax consequences set forth in the current prospectus for Special Situations. Distributions declared by Special Situations on the Special Situations shares in October, November or December that are held by the Trust and paid during the following January will be treated as having been received by Unit holders on December 31 in the year such distributions were declared. Distributions of the Fund's net capital gain which the Fund properly designates as capital gain dividends will be taxable to the Unit holders as long-term capital gains regardless of how long a person has been a Unit holder. If a Unit holder holds his or her Units for six months or less or if the Trust holds shares of Special Situations for six months or less, any loss incurred by a Unit holder related to the disposition of Special Situations shares will be treated as a long-term capital loss to the extent of any long-term capital gains distributions received (or deemed to have been received) with respect to such shares. For taxpayers other than corporations, net capital gains are subject to a maximum marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

The Revenue Reconciliation Act of 1993 (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Securities represented by that Unit.

Distributions on the Special Situation shares which are taxable as ordinary income to the Unit holders will constitute dividends for Federal income tax purposes. To the extent dividends received by the Special Situations are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to the pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. However, to the extent dividends received by the Special Situations are from United States corporations (other than real estate investment trusts) and are designated by the Special Situation as being eligible for the dividends received deduction, distributions received by corporate Unit holders with respect to Special Situations attributable to such dividends may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisers with respect to the limitation on an possible modification of the dividends received deduction.

If more than 50% of the value of the total assets of Special Situations consist of stock or securities in foreign corporations, Special Situations may elect to pass through to its shareholders the foreign income and similar taxes paid by Special Situations in order to enable such shareholders to take a credit (or deduction) for foreign income taxes paid by Special Situations. If such an election is made, Unit holders of the Trust, because they are deemed to own a pro rata portion of the Special Situations shares held by the Trust, as described above, must include in their gross income, for Federal income tax purposes, both their portion of dividends received by the Trust from Special Situations, and also their portion of the amount which Special Situations deems to be the Trust's portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of Special Situations from its foreign investments. Unit holders may then subtract from their Federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. Unit holders should consult their tax advisers regarding this election and its consequences to them.

Each Unit holder's pro rata share of each expense paid by the Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by him or her. It should be noted that as result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

General. Each Unit holder will be requested to provide its taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to Federal taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

Unit holders will be notified annually of the amounts of original issue discount, dividend income and long-term capital gains distributions includable in the Unit holder's gross income and the amount of Trust expenses which may be claimed as itemized deductions.

Distributions of income, long-term capital gains and accrual of original issue discount may also be subject to state and local taxes. Foreign investors may be subject to different Federal income tax consequences than those described above. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Why are Investments in the Trust Suitable for Retirement Plans?"

In the opinion of Tanner Propp & Farber, Special Counsel to the Trust for New York tax matters, under the existing income tax laws of the State of New York, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unit holders thereof.

Why are Investments in the Trust Suitable for Retirement Plans?

Units of the Trust may be well suited for purchase by Individual Retirement Accounts, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of the Trust's portfolio to be invested in shares of Special Situations.

What is First Investors Special Situations Series?

The portfolio of the Trust also contains shares of First Investors Special Situations Series.

Organization. First Investors Series Fund is a Massachusetts business trust organized on September 23, 1988 which contains five series, including Special Situations Series. The Fund's Board of Trustees has authority to issue an unlimited number of shares of beneficial interest of separate series, no par value, of the Fund. Prior to February 15, 1990, the name of the Fund was First Investors Fund. Shares of Special Situations Series have equal dividend, voting, liquidation and redemption rights with all other shares of that Series. In the event of establishment of classes, each class of the Series shall represent interests in the assets of that Series and shall have identical voting, dividend, liquidation and other rights and the same terms and conditions as any other class of that Series, except that expenses allocated to a class of the Series may be borne solely by that class and a class of the Series may have exclusive voting rights with respect to matters affecting only that class. The Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Fund's outstanding shares, the Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees.

Custodian. The Bank of New York, 48 Wall Street, New York, NY 10286, is a custodian of the securities and cash of the Series.

Transfer Agent. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and First Investors Corporation ("FIC"), acts as transfer and dividend disbursing agent for the Series and as redemption agent for regular redemptions. The Transfer Agent's telephone number is 1-800-423-4026.

Share Certificates. The Series does not issue share certificates unless requested in writing to do so. Ownership of shares of the Series is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

Confirmations and Statements. You will receive confirmations of purchases and redemptions of shares of the Series. Statements of shares owned will be sent to you following a transaction in the account, including payment of a dividend or capital gain distribution in additional shares or cash.

Shareholder Inquiries. Shareholder inquiries regarding Special
Situations can be made by calling Shareholder Services at 1-800-423-4026.

Fee Table. The following table is intended to assist investors in understanding the expenses associated with investing in the Series.

Shareholder Transaction Expenses

   Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)+                 6.25%

                                            Annual Fund Operating Expenses
                                       (as a percentage of average net assets)
                                                                                               Total Fund
                                       Management          12b-1               Other           Operating
Series of the Fund                     Fees (1)            Fees                Expenses        Expenses (2)
__________________________             ______________      ______              _________       ____________
Special Situations Series              0.75%*              0.30%++             0.54%           1.59%*

[FN]
____________
*  Net of waiver and/or reimbursement.

(1) For the fiscal year ended December 31, 1996, FIMCO waived Management Fees in excess of 0.75% for the Series. Absent the waiver, such fees would have been 1.00% for the Series. FIMCO expects to continue to waive such fees for a minimum period ending December 31, 1997.

(2) If certain Management Fees were not waived, Total Fund Operating Expenses for Special Situations Series would be 1.84%.

+   There is no sales load payable upon the purchase of the Special
Situations shares deposited in the Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Special Situations shares is 6.0% in the secondary market.

++ Effectively, there are no 12b-1 fees on Special Situations shares held in the Trust. However, Unit holders who acquire shares of Special Situations through reinvestment of dividends or other distributions or through reinvestment at the Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

For a more complete description of the various costs and expenses, see "How to Buy Shares", "How to Redeem Shares", "Management" and "Distribution Plans" in the Special Situations Prospectus. Due to the imposition of 12b-1 fees, it is possible that long-term shareholders of a Series may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

The example below is based on expense data for the Series' fiscal year ended December 31, 1995, except that certain Operating Expenses have been restated to reflect expenses expected to be incurred in fiscal 1995, as noted above:

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                                                 Three            Five             Ten
                                                One Year         Years            Years            Years
                                                _______          ______           ______           ______
Special Situations Series                       $ 78             $110             $144             $240

The expenses in the Example should not be considered a representation by the Series of past or future expenses. Actual expenses in future years may be greater or less than those shown.

Financial Highlights. The following table sets forth the Special Situations Series' per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated. The table has been derived from financial statements which are covered by another independent certified public accountants' report appearing in the Funds' Statement of Additional Information ("SAI"). This information should be read in conjunction with the Financial Statements and Notes thereto for the Series, which also appear in the SAI, available at no charge upon request to the Series.

                                                                             Year Ended December 31
                                                  1991         1992         1993         1994         1995         1996
                                                  _____        _____        _____        _____        _____        _____

Per Share Data
                                                  ______       ______       ______       ______       ______       ______
Net Asset Value - Beginning of Period             $ 9.58       $13.99       $15.62       $18.00       $16.43       $19.63
                                                  ======       ======       ======       ======       ======       ======
Income from Investment Operations:
       Net Investment Income (Loss) +                .10             -        (.08)        (.04)        (.01)        (.01)
       Net Realized and Unrealized Gain
         (Loss) on investments                      4.74         2.41         3.29         (.62)        3.94         2.28
                                                  ______       ______       ______       ______       ______       ______
       Total from Investment Operations             4.84         2.41         3.21         (.66)        3.93         2.27
                                                  ======       ======       ======       ======       ======       ======
Less Distributions From:
       Net Investment Income                         .10          -            -            -           -            -
       Net Realized Gain on Investments              .33          .78          .83          .91          .73         1.17
                                                  ______       ______       ______       ______       ______       ______
       Total Distributions                           .43          .78          .83          .91          .73         1.17
                                                  ======       ======       ======       ======       ======       ======

                                                  ______       ______       ______       ______       ______       ______
Net Asset Value - End of Period                   $13.99       $15.62       $18.00       $16.43       $19.63       $20.73
                                                  ======       ======       ======       ======       ======       ======

Total Return *                                     50.47%       17.26%       20.52%       (3.66)%      23.92%       11.56%

Ratios/Supplemental Data
Net Assets-End of Period (in thousands)            9,183       25,814       59,148       89,906      125,331      158,326
Ratio of Expenses to Average Net Assets +            -           1.06%        1.55%        1.65%        1.60%        1.59%
Ratio of Net Investment Income to
       Average Net Assets +                         1.44%        (.05)%       (.63)%       (.26)%       (.08)%       (.13)%
Ratio of Expenses to Average Net Assets Before
       Expenses Waived or Assumed                   2.31%        1.92%        1.89%        1.90%        1.85%        1.84%
Ratio of Net Investment Income to Average Net
       Assets Before Expenses Waived or Assumed     (.87)%       (.91)%       (.96)%       (.51)%       (.33)%       (.38)%
Portfolio Turnover Rate                               86%          88%          71%          53%          80%          99%

[FN]
____________

+  Net of expenses waived or assumed by the investment adviser.

*  Calculated without sales charge.

What is Special Situations' Investment Objective and Policies?

Special Situations seeks long-term growth of capital. The Series seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in the common stock of companies with small to medium market capitalization that the Adviser considers to be undervalued or less well known in the current marketplace and to have potential for capital growth. The Series may invest up to 35% of its total assets in other common stocks, in preferred stock that is convertible into common stock issued by U.S. corporations, and in the common stock of companies located outside the United States.

Special Situations seeks to invest in the common stock of companies that the Adviser believes are undervalued in the current market in relation to fundamental economic values such as earnings, sales, cash flow and tangible book value; that are early in their corporate development (i.e., before they become widely recognized and well known and while their reputations and track records are still emerging); or that offer the possibility of greater earnings because of revitalized management, new products or structural changes in the economy. Such companies primarily are those with small to medium market capitalization, which the Series considers to be up to $1.5 billion. The Adviser believes that, over time, these securities are more likely to appreciate in price than securities whose market prices have already reached their perceived economic value. In addition, the Series intends to diversify its holdings among as many companies and industries as the Adviser deems appropriate.

Companies that are early in their corporate development may be dependent on relatively few products or services, may lack adequate capital reserves, may be dependent on one or two management individuals and may have less of a track record or historical pattern of performance. In addition, there may be less information available as to the issuers and their securities may not be well known to the general public and may not yet have wide institutional ownership. Thus, the investment risk is higher than that normally associated with larger, older or better-known companies.

Investments in securities of companies with small to medium market capitalization are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of companies with larger market capitalization. These include the equity securities of companies which represent new or changing industries and those which, in the opinion of the Adviser, represent special situations, the potential future value of which has not been fully recognized. Growth securities of companies with small to medium market capitalization which represent a special situation bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked, an industrial development may not enjoy anticipated market acceptance or a bankruptcy may not be as profitably resolved as had been expected. Because the securities of most companies with small to medium market capitalization are not as broadly traded as those of companies with larger market capitalization, these securities are often subject to wider and more abrupt fluctuations in market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of the larger capitalization companies. In addition, smaller capitalization companies generally have fewer assets available to cushion an unforeseen adverse occurrence and thus such an occurrence may have a disproportionately negative impact on these companies.

The majority of Special Situations' investments are expected to be securities listed on the NYSE or other national securities exchanges, or securities that have an established over-the-counter ("OTC") market, although the depth and liquidity of the OTC market may vary from time to time and from security to security.

Special Situations may invest up to 15% of its total assets in common stocks issued by foreign companies which are traded on a recognized domestic or foreign securities exchange. In addition to the fundamental analysis of companies and their industries which it performs for U.S. issuers, the Adviser evaluates the economic and political climate of the country in which the company is located and the principal securities markets in which such securities are traded. Although the foreign stocks in which the Series invests are primarily denominated in foreign currencies, the Series also may invest in American Depositary Receipts ("ADRs"). The Series' Adviser does not attempt to time actively either short-term market trends or short-term currency trends in any market.

The Series may invest up to 5% of its total assets in the securities of other registered investment companies. Such investments will probably involve additional advisory or distribution fees. The Series may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Series also may enter into repurchase agreements and engage in short sales "against the box."

In any period of market weakness or of uncertain market or economic conditions, the Series may establish a temporary defensive position to preserve capital by having all or part of its assets invested in short-term fixed income securities or retained in cash or cash equivalents, including bank certificates of deposit, bankers' acceptances, obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") and commercial paper issued by domestic corporations. See the SAI for a description of these securities.

The Series' net asset value fluctuates based mainly upon changes in the value of its portfolio securities. The Series' investment objective and certain investment limitations set forth in the SAI are fundamental policies that may not be changed without shareholder approval. There can be no assurance that the Series will achieve its investment objective.

Description of Certain Securities, Other Investment Policies and Risk
Factors

American Depositary Receipts. Special Situations may invest in sponsored and unsponsored ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers, and other forms of depository receipts for securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value to the ADRs. ADRs are considered to be foreign securities by the Series.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. See the SAI for more information on convertible securities.

Foreign Securities-Risk Factors. Special Situations may sell a security denominated in a foreign currency and retain the proceeds in that foreign currency to use at a future date (to purchase other securities denominated in that currency) or the Series may buy foreign currency outright to purchase securities denominated in that foreign currency at a future date. Investing in foreign securities involves more risks than investing in securities of U.S. companies. Because Special Situations does not intend to hedge its foreign investments against the risk of foreign currency fluctuations, changes in the value of these currencies can significantly affect the Series' share price. In addition, the Series will be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the Series held in foreign countries.

Money Market Instruments. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. Commercial paper includes notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Investments in certificates of deposit will be made only with domestic institutions with assets in excess of $500 million. See the SAI for more information regarding money market instruments and Appendix A to the SAI for a description of commercial paper ratings.

Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements. Repurchase agreements are transactions in which the Series purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Series' risk is limited to the ability of the seller to repurchase the securities at the agreed-upon price upon the delivery date. See the SAI for more information regarding repurchase agreements.

Restricted and Illiquid Securities. The Series may invest up to 15% of its net assets in illiquid securities, including (1) securities that are illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale and (2) repurchase agreements maturing in more than seven days. However, illiquid securities for purposes of this limitation do not include securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), which the Fund's Board of Trustees or the Adviser has determined are liquid under Board-approved guidelines. The Series may invest up to 5% of its total assets in Rule 144A securities. See the SAI for more information regarding restricted and illiquid securities.

U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the U.S. Government include (1) U.S. Treasury obligations which differ only in their interest rates, maturities and time of issuance as follows: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States, such as securities issued by the Federal Housing Administration, Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration. The range of maturities of U.S. Government Obligations is usually three months to thirty years. For additional information concerning these and other investment policies of the Series, see the SAI.

Who is the Management of Special Situations?

Board of Trustees. The Fund's Board of Trustees, as part of its overall management responsibility, oversees various organizations responsible for the Series' day-to-day management.

Adviser. First Investors Management Company, Inc. ("FIMCO") supervises and manages the Series' investments, determines the Series' portfolio transactions and supervises all aspects of the Series' operations. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005. The Adviser presently acts as investment adviser to 14 mutual funds. First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of FIC and the Transfer Agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.

As compensation for its services, the Adviser receives an annual fee from the Series, which is payable monthly. For the fiscal year ended December 31, 1996, the advisory fee was 0.75% of average daily net assets, net of waiver.

The Series bears all expenses of its operations other than those incurred by the Adviser or the Series' Underwriter under the terms of its advisory or underwriting agreements. Series expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and annual meeting expenses.

Portfolio Manager. Patricia D. Poitra has been Portfolio Manager for Special Situations Series since its inception in 1990. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst. Ms. Poitra also is Portfolio Manager for the Blue Chip Series and Discovery Series of First Investors Life Series Fund, the Blue Chip Fund of Executive Investors Trust, the U.S.A. Mid-Cap Opportunity Fund of First Investors Series Fund II, Inc., the Blue Chip Series of First Investors Series Fund and, since 1993, the equity portion of the Total Return Series of First Investors Series Fund.

Brokerage. The Series may allocate brokerage commissions to broker-dealers in consideration of Series share distribution, but only when execution and price are comparable to that offered by other broker-dealers. See the SAI for more information on allocation of portfolio brokerage.

Underwriter. The Fund has entered into an Underwriting Agreement with FIC, 95 Wall Street, New York, NY 10005, pursuant to which FIC acts as the Series' Underwriter ("Series Underwriter"). The Underwriter receives all sales charges in connection with the sale of the Series' shares and may receive payments under a plan of distribution. See "How to Buy Shares" and "Distribution Plan" in the Series' Prospectus.

Regulatory Matters. In June 1992, the Fund's underwriter FIC, entered into a settlement with the Securities and Exchange Commission ("SEC") to resolve allegations by the agency that certain of FIC's sales representatives had made misrepresentations concerning the risks of investing in two high-yield bond funds, the First Investors Fund For Income, Inc. and the First Investors High Yield Fund, Inc. ("High Yield Funds"), and had sold these Funds to investors for whom they were not suitable. Without admitting or denying the SEC's allegations, FIC: (a) consented to the entry of a final judgment enjoining it from violating
Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder and Section 17(a) of the 1933 Act; (b) agreed to the entry of an administrative order censuring it and requiring it to comply with undertakings to improve its policies and procedures with regard to sales, training, supervision and compliance; and (c) agreed to pay $24.7 million to certain investors who purchased shares of the High Yield Funds from in or about November 1984 to in or about November 1990.

FIC, FIMCO and/or certain affiliated entities and persons have entered into settlements with regulators in 29 states to resolve allegations, similar to those made by the SEC, concerning sales of the High Yield Funds. In October 1993, as part of settlements with Maine, Massachusetts, New York, Virginia and Washington ("State of Settlements"), FIC, FIMCO and certain affiliated entities and persons agreed, without admitting or denying any of the allegations, (a) to be enjoined from violating certain provisions of the state securities laws,
(b) to engage in remedial measures designed to ensure that proper sales practices are observed in the future, and (c) to pay $7.5 million, in addition to the $24.7 million previously paid by FIC in connection with the SEC settlement, to investors in the High Yield Funds. In addition, as part of those settlements, several FIC executives including Glenn O. Head, who is an officer and trustee of the Fund agreed to be suspended and enjoined temporarily from associating with any broker/dealer in a supervisory capacity in certain of the states. On December 8, 1993, several present and former FIC executives, including Mr. Head, also agreed, without admitting or denying the allegations, to temporary SEC suspensions form associating with broker/dealers and in some cases other regulated entities in a supervisory capacity.

Distribution Plan. Pursuant to an Amended and Restated Plan of Distribution ("12b-1 Plan"), the Series is authorized to pay the Series' Underwriter a fee at the annual rate of 0.30% of such Series' average daily net assets as compensation for the Underwriter's activities relating to the distribution of Series shares ("distribution fees") and the servicing and maintenance of existing Series shareholder accounts ("service fees"). Distribution fees are paid for activities relating to the distribution of the Series' shares, including costs of printing and dissemination of sales material or literature, prospectuses and reports used in connection with the sale of Series shares. Service fees are paid for the ongoing maintenance and servicing of existing shareholder accounts, including payments to registered representatives who provide shareholder liaison services to their customers who are shareholders of the Series, provided they meet certain criteria.

Payments made to the Series' Underwriter will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred.

THE RULE 12B-1 FEES IMPOSED ON SHARES HELD IN THE TRUST ARE REBATED TO THE TRUST AND ARE USED TO REDUCE EXPENSES OF THE TRUST RESULTING IN INCREASED DISTRIBUTIONS TO UNIT HOLDERS. UNIT HOLDERS WHO ACQUIRE SHARES OF SPECIAL SITUATIONS THROUGH REINVESTMENT OF DIVIDENDS OR OTHER DISTRIBUTIONS OR THROUGH REINVESTMENT AT THE TRUST'S TERMINATION WILL BEGIN TO INCUR RULE 12B-1 FEES AT SUCH TIME AS SHARES ARE ACQUIRED.

Determination of Net Asset Value. The net asset value of shares of the Series is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. New York City time) on each day the NYSE is open for trading, and at such other times as the Board of Trustees deems necessary, by dividing the market value of the securities held by the Series, plus any cash and other assets, less all liabilities, by the number of shares outstanding. If there is no available market value, securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. The NYSE currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Dividends and Other Distributions. Dividends from net investment income are generally declared annually by Special Situations Series and are paid in additional shares of the Series at the net asset value (without sales charge) generally determined as of the close of business on the business day immediately following the record date of the dividend. Net investment income includes interest and dividends, earned discount and other income earned on portfolio securities less expenses.

The Series also distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after deducting any available capital loss carryovers, and any net realized gains from foreign currency transactions, with its regular dividend at the end of the year. Distributions are paid in additional shares of the Series at the net asset value (without sales charge) generally determined as of the close of business on the business day immediately following the record date of the distribution. The Series may make an additional distribution if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Performance Information. For purposes of advertising, the Series' performance may be calculated based on average annual total return and total return. Each of these figures reflects past performance and does not necessarily indicate future results. Average annual total return shows the average annual percentage change in an assumed $1,000 investment. It reflects the hypothetical annually compounded return that would have produced the same total return if the Series' performance had been constant over the entire period. Because average annual total return tends to smooth out variations in the Series' return, you should recognize that it is not the same as actual year-by-year results. Average annual total return includes the effect of paying the maximum sales charge and payment of dividends and other distributions in additional shares. Total return is computed using the same calculations as average annual total return. However, the rate expressed is the percentage change from the initial $1,000 invested to the value of the investment at the end of the stated period.

Each of the above performance calculations may be based on investment at reduced sales charge levels or at net asset value. Any quotation of performance figures not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Additional performance information is contained in the Fund's Annual Report which may be obtained without charge by contacting the Fund at 1-800-423-4026.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in the Trust described herein.

The Sponsor has obtained an exemptive order of the Securities and Exchange Commission ("SEC") to enable it to deposit Special Situations shares purchased for deposit in the Trust. Under the terms of the exemptive order, the Sponsor has agreed to take certain steps to ensure that investment in Special Situations shares is equitable to all parties and particularly that the interests of the Unit holders are protected. Special Situations has agreed to waive any sales charge on shares sold to the Trust. Furthermore, FT Evaluators L.P. has agreed to waive its usual fee for acting as Evaluator of the Trust's portfolio with respect to that portion of the portfolio comprised of Special Situations shares, since information with respect to the price of Special Situations' shares is readily available to it. In addition, the Indenture requires the Trustee to vote all shares of Special Situations held in the Trust in the same manner and ratio on all proposals as the vote of owners of Special Situations shares not held by the Trust.

The value of Special Situations' shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust and may be more or less than the price at which they were deposited in the Trust. Special Situations' shares may appreciate or depreciate in value (or pay dividends or other distributions) depending on the full range of economic and market influences affecting the securities in which it is invested and the success of Special Situations' Adviser in anticipating or taking advantage of such opportunities as they may occur. However, the Sponsor believes that, upon termination of the Trust, even if the Special Situations shares deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $10.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations) for those individuals purchasing on the Initial Date of Deposit (or any other Date when the value of the Units is $10.00 or less). This feature of the Trust provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $10.00 per Unit, this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of the Trust on the Initial Date of Deposit (or another date when the value of the Units is $10.00 or less), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trust?" Of course, the portfolio of Special Situations will be changing as the Adviser attempts to achieve Special Situations' objective.

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Special Situations shares in the Trust, plus or minus cash, if any, in the Capital and Income Accounts held or owned by the Trust, plus a maximum sales charge of 6.0% of the Public Offering Price (equivalent to 6.383% of the net amount invested) divided by the number of outstanding Units of the Trust.

The minimum purchase in the Trust is 200 Units. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                                     Percent of          Percent of
                                                     Offering            Net Amount
Number of Units                                      Price               Invested
________________________                             ___________         ___________
  2,500 but less than 5,000                          5.50%               5.82%
  5,000 but less than 10,000                         5.25%               5.54%
 10,000 but less than 25,000                         4.25%               4.44%
 25,000 but less than 50,000                         3.25%               3.36%
 50,000 but less than 75,000                         2.25%               2.30%
100,000 or more                                      1.25%               1.27%

Any such reduced sales charge shall be the responsibility of FIC. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from the Underwriter. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the Underwriter of any such combined purchase prior to the sale in order to obtain the indicated discount. With respect to the employees, officers and directors (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of the Sponsor, Underwriter and their subsidiaries, the sales charge is reduced by 4.6% of the Public Offering Price for purchases of Units during the secondary offering period.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" in Part One in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of the Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations and the net asset value of the Special Situations shares therein plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust, (b) if bid prices are not available for the Treasury Obligations, on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations on the offer side of the market by appraisal or (d) by any combination of the above.

The secondary market Public Offering Price will be equal to the bid price per Unit of the Treasury Obligations and the net asset value of the Special Situations shares therein plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus the applicable sales charge.

Although payment is normally made three business days following the order for purchase (the "date of settlement"), payment may be made prior thereto. A person will become owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Units so ordered will be made three business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

It is the intention of the Sponsor to qualify Units of the Trust for sale in a number of states. Secondary market sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price. However, resales of Units of the Trust by such dealers and others to the public will be made at the Public Offering Price described in this prospectus. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated above. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which Underwriters and dealers of the Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of an Underwriter or dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such Underwriter or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unit holders pay for their Units or the amount that the Trust will receive from the Units sold.

The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the Federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

Trust performance may be compared to performance on the same basis (with distributions reinvested) of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge of 6.0%) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person or entity who is registered as such owner on the books of the Trustee. Unit holders will hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable by surrender to the Trustee accompanied by a written instrument or instruments of transfer. Units to be redeemed must be accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his or her name appears on the books of the Trustee with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in the Trust on or about the Distribution Dates to Unit holders of record on the preceding Record Date. See "Summary of Essential Information" in Part One. Proceeds received from rebated Rule 12b-1 fees or on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed at least annually on each Distribution Date to Unit holders of record on the preceding Record Date. Income with respect to the original issue discount on the Treasury Obligations in the Trust, will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

The Record Date and Distribution Date were established so as to occur shortly after the record date and the payment dates of Special
Situations. Special Situations normally pays dividends on its net investment income annually. Net realized capital gains, if any, will be distributed at least annually.

Within a reasonable time after the Trust is terminated, each Unit holder will, upon surrender of his or her Units for redemption, receive: (i) the number of shares of Special Situations attributable to his or her Units, which will be distributed "in kind" directly to his or her account, rather than redeemed, (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations may not be sold to pay for Trust expenses. Not less than 60 days prior to the termination of the Trust, Unit holders will be offered the option of having the proceeds from the disposition of the Treasury Obligations in the Trust invested on the date such proceeds become available to the Trust, in additional shares of Special Situations at net asset value. Such shares will not be subject to a sales charge or a contingent deferred sales load but such shares will incur Rule 12b-1 fees as do all other shares held directly by investors in Special Situations. Unless a Unit holder indicates that he or she wishes to reinvest such amounts, they will be paid in cash, as indicated above. A Unit holder may, of course, at any time after the Special Situations shares are distributed to his or her account, instruct Special Situations to redeem all or a portion of the shares in his or her account. Shares of Special Situations, as more fully described in its prospectus, will be redeemed at the then current net asset value. If within 180 days after the termination of the Trust a registered owner of Units has not surrendered the Units, the Trustee shall liquidate the shares of Special Situations held for such Unit holder and hold the funds to which such Unit holder is entitled until such Units are surrendered.

The Trustee will credit to the Income Account of the Trust any dividends, distributions or rebated Rule 12b-1 fees received on the Special Situations shares therein. All other receipts (e.g., return of principal, etc.) are credited to the Capital Account of the Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

How Can Distributions to Unit Holders be Reinvested?

Each Unit holder of the Trust will have distributions of principal, if any, or income automatically invested in Special Situations shares (if Units are properly registered in the name of the Unit holder) deposited at such share's net asset value next computed, unless he or she indicates at the time of purchase, or subsequently notifies the Trustee in writing, that he or she wishes to receive cash payments. Shares of Special Situations obtained through reinvestment will not be subject to a sales charge, although such shares will incur Rule 12b-1 fees as do all other shares held directly by investors in Special Situations. Reinvestment by the Trust in Special Situations shares will normally be made as of the distribution date of the Trust after the Trustee deducts therefrom the expenses of the Trust.

Additional information with respect to the investment objective and policies of Special Situations is contained in its prospectus and SAI, which can be obtained from FIC.

Unit holders who are receiving distributions in cash may elect to participate in the automatic reinvestment feature, subject to meeting certain suitability requirements, by filing with the Trustee an election to have such distributions reinvested without a sales charge. Such election must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Trustee.

Exchange Privilege. Subject to the following limitations, shares held in a Unit holder's reinvestment account in Special Situations may be exchanged, at net asset value, for shares of any eligible Fund, including money market funds. In addition, Class A shares of a Fund may be exchanged at net asset value for units of any single payment plan ("plan") sponsored by the Underwriter. Shares of a particular class may be exchanged only for shares of the same class of another fund. Exchanges can only be made into accounts registered to identical owners. If your exchange is into a new account, it must meet the minimum investment and other requirements of the fund into which the exchange is being made. Additionally, the fund must be available for sale in the state where you reside. Before exchanging Series shares for shares of another fund or plan, you should read the prospectus of the fund or plan into which the exchange is to be made. You may obtain prospectuses and information with respect to which funds qualify for the exchange privilege free of charge by calling Shareholder Services at 1-800-423-4026. Exchange requests received in "good order" by the Transfer Agent before the close of regular trading on the NYSE will be processed at the net asset value determined as of the close of regular trading on the NYSE that day. "Good order" means that an exchange request must include:
(1) the names of the funds, account numbers (if existing accounts), the dollar amount, number of shares or percentage of the account you wish to exchange; (2) share certificates, if issued; and (3) the signature of all registered owners exactly as the account is registered. Exchange requests received after that time will be processed on the following trading day.

Exchanges should be made for investment purposes only. A pattern of frequent exchanges may be contrary to the best interests of the Series' other shareholders. Accordingly, the Series has the right, at its sole discretion, to limit the amount of an exchange, reject any exchange, or, upon 60 days' notice, materially modify or discontinue the exchange privilege. The Series will consider all relevant factors in determining whether a particular frequency of exchanges is contrary to the best interests of the Series and its other shareholders. Any such restriction will be made by the Series on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange. See the Series' prospectus for further information regarding the Exchange Privilege.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of the Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per Unit based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital gains distributed during such year.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his or her Units by tender to the Trustee at its corporate trust office in the City of New York of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above, and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the redemption price per Unit next computed after receipt by the Trustee of such tender of Units. The day of tender is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after 4:00 p.m. Eastern time, the date of tender is the next day on which the NYSE is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account of the Trust.

The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Shares of Special Situations will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $10.00 per Unit.

The redemption price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations and the net asset value of the Special Situations shares in the Trust, plus or minus cash, if any, in the Capital and Income Accounts of the Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of the Securities (including "when issued" contracts, if any) held in the Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations and the net asset value of the Special Situations shares next computed; and (3) dividends or other distributions receivable on Special Situations shares trading ex-dividend as of the date of computation and amounts accrued, if any, for rebated Rule 12b-1 fees; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of the Trust; (2) an amount representing estimated accrued expenses of the Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Supervisor and counsel fees, if any; (3) cash held for distribution to Unit holders of record of the Trust as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The right of redemption may be suspended and payment postponed for any period during which the NYSE is closed (other than for customary weekend and holiday closings) or during which the SEC determines that trading on the NYSE is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the SEC may by order permit. Under certain extreme circumstances, the Sponsor may apply to the SEC for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he or she would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trust?

The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the unlikely event that an issuer of a Security defaults in the payment of dividends or interest or there exist certain other materially adverse conditions described in the Indenture.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming

Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $10.00 per Unit. Treasury Obligations may not be sold to meet Trust expenses.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1996, the total partners' capital of Nike Securities L.P.
was $9,005,203 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other
Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, 1-800-221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor Trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor Trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of the Trustee no successor has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee.

Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture Be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that the Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in the Trust but in no event beyond the Mandatory Termination Date indicated under "Summary of Essential Information" in Part One. The Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust or by the Trustee in the event that Units of the Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by the Underwriter, including the Sponsor. If the Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriter, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of the Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "How are Income and Principal Distributed?"

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Tanner Propp & Farber will act as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

CONTENTS:

First Investors Special Situations Growth
    & Treasury Securities Trust
What is First Investors Special Situations Growth
   & Treasury Securities Trust?                          3
What are the Expenses and Charges?                       3
What is the Federal Tax Status of Unit Holders?          4
Why are Investments in the Trust Suitable for
   Retirement Plans?                                     7
Portfolio:
   What are Treasury Obligations?                        7
   What is First Investors Special Situations Series?    8
   What is Special Situations' Investment Objective
      and Policies?                                     10
   Description of Certain Securities, Other
      Investment Policies and Risk Factors              11
   Who is the Management of Special Situations?         12
   What are Some Additional Considerations
      for Investors?                                    15
Public Offering:
   How is the Public Offering Price Determined?         15
   How are Units Distributed?                           16
   What are the Sponsor's Profits?                      17
Rights of Unit Holders:
   How is Evidence of Ownership Issued
      and Transferred?                                  17
   How are Income and Capital Distributed?              18
   How Can Distributions to Unit Holders
      be Reinvested?                                    18
   What Reports Will Unit Holders Receive?              19
   How May Units be Redeemed?                           19
   How May Units be Purchased by the Sponsor?           20
   How May Securities be Removed from the Trust?        20
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                  21
   Who is the Trustee?                                  21
   Limitations on Liabilities of Sponsor and Trustee    22
   Who is the Evaluator?                                22
Other Information:
   How May the Indenture Be Amended
      or Terminated?                                    22
   Legal Opinions                                       23
   Experts                                              23

                           __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    FIRST TRUST(registered trademark)
  FIRST INVESTORS SPECIAL SITUATIONS GROWTH & TREASURY SECURITIES TRUST

                               Prospectus
                                Part Two

                              June 30, 1997

                    First Trust (registered trademark)
                            1001 Warrenville Road
                                 Suite 300
                          Lisle, Illinois  60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York
                           101 Barclay Street
                        New York, New York 10286
                              1-800-221-7668

                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE

                 PLEASE RETAIN BOTH PARTS OF PROSPECTUS
                          FOR FUTURE REFERENCE

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, First Investors Special Situations Growth and Treasury Securities Trust, Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 30, 1997.

                     FIRST INVESTORS SPECIAL SITUATIONS GROWTH
                       AND TREASURY SECURITIES TRUST, SERIES 1
                                                            (Registrant)
                     By         NIKE SECURITIES L.P.
                                                             (Depositor)


                     By         Robert M. Porcellino
                                Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen  Sole Director of       )
                      Nike Securities        )
                        Corporation,         ) June 30, 1997
                    the General Partner      )
                  of Nike Securities L.P.    )
                                             )
                                             )Robert M.Porcellino
                                             ) Attorney-in-Fact**

*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated August 30, 1996 in this Post-Effective Amendment to the Registration Statement and related Prospectus of First Investors Special Situations Growth & Treasury Securities Trust dated September 24, 1996.



                                        ERNST & YOUNG LLP





Chicago, Illinois
September 23, 1996